SHARE CAPITAL (Disclosure of share based payment reserve) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of classes of share capital [abstract]
Stock-based compensation expense	$ 4,726,840	$ 2,018,416
Exploration and evaluation expenditures	47,869	177,541
Total compensation expense, exploration and evaluation expense	$ 4,774,709	$ 2,195,957